Commitments and Contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
The Company is obligated under capital leases covering fleet vehicles and certain equipment, as well as one facility. The fleet vehicles and equipment leases generally have terms ranging from three to six years and the facility lease has a term of eleven years. The carrying value of property and equipment under capital leases was $7,218 and $6,999 at December 31, 2013 and 2012, respectively, net of accumulated depreciation of $3,942 and $2,799, respectively. Amortization of assets held under capital leases is included with depreciation expense on the consolidated statements of operations.

The Company also has several noncancellable operating leases, primarily for buildings, improvements, and equipment. These leases generally contain renewal options for periods ranging from one to five years and require the Company to pay all executory costs such as property taxes, maintenance and insurance.

Future minimum lease payments under noncancellable operating leases (with initial or remaining lease terms in excess of one year) and future minimum capital lease payments as of December 31, 2013 are as follows:

	Capital leases	Operating leases
2014	$1,628	$19,103
2015	1,371	10,978
2016	1,019	10,135
2017	926	5,946
2018	856	3,147
Thereafter	3,340	15,120
	9,140	$64,429	(a)
Less: Amounts representing interest	(1,889)
Total obligation under capital leases	7,251
Less: Current portion of capital lease obligation	(1,240)
Long term capital lease obligation	$6,011

(a) Minimum operating lease payments have not been reduced by minimum sublease rentals of $1,431 due in the future under noncancelable subleases.

Total rent expense under these operating leases for the years ended December 31, 2013, 2012 and 2011 was $19,066, $18,616 and $21,070, respectively, which are included in selling, general and administrative expenses on the consolidated statements of operations. Future payments for certain leases will be adjusted based on increases in the consumer price index.

As of December 31, 2013, the Company had commitments to purchase $8,645 of vehicles and certain equipment, which are enforceable and legally binding on us. We expect to pay for and take possession of these assets during the first quarter of 2014.

In 2012 and 2013, the Company was a defendant in various pending lawsuits arising from assertions of defective drywall manufactured in China and purchased and installed by certain of the Company’s subcontractors, including In re: Chinese-Manufactured Drywall Products Liability Litigation, MDL Case No. 2047, in the United States District Court Eastern District of Louisiana (the “MDL”). The Company has sought and continues to seek reimbursement from Wolseley, the manufacturer, intermediate distributors, insurers, and others related to any costs incurred to investigate and repair defective Chinese drywall and resulting damage. As of December 31, 2012, the Company had recorded a liability of $1,638 in accrued expenses and other liabilities on the consolidated balance sheets as an estimate of probable future payouts related to the MDL. As of December 31, 2012, the Company had also recorded an indemnification asset of $1,638 in prepaid expenses and other current assets on the consolidated balance sheets as it expected full indemnification for any amounts paid related to these claims. The MDL was resolved in March 2013 without any impact to the Company’s income statement or cash flows and the Company no longer holds the liability nor the asset relating to the aforementioned matter.

From time to time, various claims, legal proceedings and litigation are asserted or commenced against the Company principally arising from alleged product liability, product warranty, casualty, construction defect, contract, tort, employment and other disputes. In determining loss contingencies, management considers the likelihood of loss as well as the ability to reasonably estimate the amount of such loss or liability. An estimated loss is recorded when it is considered probable that such a liability has been incurred and when the amount of loss can be reasonably estimated. It is not certain that the Company will prevail in these matters. However, the Company does not believe that the ultimate outcome of any pending matters will have a material adverse effect on its consolidated financial position, results of operations or cash flows.